Cash, cash equivalents and time deposits - Summary of reconciliation of movement of liabilities to cash flows arising from financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As of January 1,	¥ 8,275,578	¥ 7,197,351	¥ 3,998,010
Changes from financing cash flows:
Proceeds from bank loans	80,000
Proceeds from issuance of other financial instruments subject to redemption and other preferential rights		485,262	2,163,410
Payment of interest of bank loans	(466)
Proceeds from issuance of financial liabilities			143,829
Payment of repurchase of redeemable preferred shares			(39,467)
Lease rentals paid	(47,252)	(41,016)	(38,022)
Total changes from financing cash flows	32,282	444,246	2,229,750
Exchange adjustments	30,172	126,911	459,137
Other changes:
Increase in lease liabilities from entering into new leases during the year	59,159	23,271	6,649
Increase in interest expenses	2,801	2,853	3,574
Changes in the carrying amount of put option liabilities	650	637	628
Early Termination of Lease	(3,207)
Gain from early termination of lease	(1,825)
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	465,254	554,048	479,210
Fair value changes of financial liabilities measured at FVTPL		4,549	(25,308)
Cancellation of other financial instruments issued to an investor	(27,831)
Inducement charges of warrants			125,213
Deemed distribution to a preferred shareholder		32,767
Exercise of warrants to subscribe for convertible redeemable preferred shares		(111,055)	(79,512)
Conversion from preferred shares to ordinary shares	(8,648,916)
Total other changes	(8,153,915)	507,070	510,454
As of December 31,	184,117	8,275,578	7,197,351
Capital element [member]
Changes from financing cash flows:
Lease rentals paid	(44,976)	(38,163)	(34,448)
Interest element [member]
Changes from financing cash flows:
Lease rentals paid	(2,276)	(2,853)	(3,574)
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As of January 1,	53,407	67,873	93,833
Changes from financing cash flows:
Total changes from financing cash flows	(47,252)	(41,016)	(38,022)
Exchange adjustments	401	426	1,839
Other changes:
Increase in lease liabilities from entering into new leases during the year	59,159	23,271	6,649
Increase in interest expenses	2,276	2,853	3,574
Early Termination of Lease	(3,207)
Gain from early termination of lease	(1,825)
Total other changes	56,403	26,124	10,223
As of December 31,	62,959	53,407	67,873
Lease liabilities [member] | Capital element [member]
Changes from financing cash flows:
Lease rentals paid	(44,976)	(38,163)	(34,448)
Lease liabilities [member] | Interest element [member]
Changes from financing cash flows:
Lease rentals paid	(2,276)	(2,853)	(3,574)
Financial liabilities measured at FVTPL [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As of January 1,		72,112	74,357
Changes from financing cash flows:
Proceeds from issuance of financial liabilities			143,829
Total changes from financing cash flows			143,829
Exchange adjustments		1,627	6,550
Other changes:
Fair value changes of financial liabilities measured at FVTPL		4,549	(25,308)
Inducement charges of warrants			125,213
Deemed distribution to a preferred shareholder		32,767
Exercise of warrants to subscribe for convertible redeemable preferred shares		(111,055)	(252,529)
Total other changes		(73,739)	(152,624)
As of December 31,			72,112
Bank loans [member]
Changes from financing cash flows:
Proceeds from bank loans	80,000
Payment of interest of bank loans	(466)
Total changes from financing cash flows	79,534
Other changes:
Increase in interest expenses	525
Total other changes	525
As of December 31,	80,059
Preferred shares and financial instruments issued to investors subject to redemption and other preferential rights [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As of January 1,	8,181,722	7,017,554	3,790,636
Changes from financing cash flows:
Proceeds from issuance of other financial instruments subject to redemption and other preferential rights		485,262	2,163,410
Payment of repurchase of redeemable preferred shares			(39,467)
Total changes from financing cash flows		485,262	2,123,943
Exchange adjustments	29,771	124,858	450,748
Other changes:
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	465,254	554,048	479,210
Cancellation of other financial instruments issued to an investor	(27,831)
Exercise of warrants to subscribe for convertible redeemable preferred shares			173,017
Conversion from preferred shares to ordinary shares	(8,648,916)
Total other changes	(8,211,493)	554,048	652,227
As of December 31,		8,181,722	7,017,554
Put option liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As of January 1,	40,449	39,812	39,184
Other changes:
Changes in the carrying amount of put option liabilities	650	637	628
Total other changes	650	637	628
As of December 31,	¥ 41,099	¥ 40,449	¥ 39,812